Income taxes - General (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Statutory Tax rate	25.00%	25.00%	25.00%
Hong Kong | first HK$2 million of assessable profits earned first HK$2 million of assessable profits earned
Income taxes
Statutory Tax rate	8.25%
Hong Kong | after first HK$2 million of assessable profits earned
Income taxes
Statutory Tax rate	16.50%
PRC
Income taxes
Statutory Tax rate	25.00%
Preferential income tax rate	15.00%
High and new technology enterprise certificate term	3 years